Share Capital - Free Share Plans (Details)	Jun. 27, 2023 shares	Jun. 23, 2022 shares € / shares	Jun. 30, 2023 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (euro per share) | € / shares			€ 0.03
AGA 2023 -= P1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	427,110
AGA 2023 - P2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	439,210
Executive Board and Employees | AGA 2023 -= P1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)		427,110
Par value per share (euro per share) | € / shares		€ 0.03
Duration of the holding period	1 year
Vesting requirements, acquisition period	2 years
Maximum term for performance obligations	24 months
Executive Board and Employees | AGA 2023 - P2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)		439,210
Par value per share (euro per share) | € / shares		€ 0.03
Duration of the holding period	1 year
Vesting requirements, acquisition period	2 years